SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
12. SEGMENT INFORMATION
FET has one operating segment, which is the entire entity. FET’s Consolidated Statements of Income are consistent with the internal financial reports used by FET’s President, its CODM. FET’s CODM uses earnings attributable to FET to assess performance and considers budget versus actual results on a monthly basis when making decisions about allocating resources. FET considers Other operating expenses, Provision for depreciation, General taxes, Interest expense and Income taxes to be significant expenses. See the Consolidated Statements of Income.